Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

	Year ended December 31, 2025
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	104,481	28,180	339	133,000	(11,138)	121,862
Revenue from sales of services	7,967	15,291	195	23,453	(195)	23,258
Changes in inventories and raw materials and consumables used	(71,445)	(28,545)	(269)	(100,259)	10,677	(89,582)
Employee benefits	(43,819)	(7,583)	(159)	(51,561)	—	(51,561)
Other operating expenses	(33,927)	(9,877)	(186)	(43,990)	1,289	(42,701)
Amortization and depreciation	(31,787)	(2,401)	(1)	(34,189)	—	(34,189)
Impairment of assets	(26,755)	-	-	(26,755)	—	(26,755)
Other income	462	(117)	29	374	-	374
Operating Profit / (Loss)	(94,823)	(5,052)	(52)	(99,927)	633	(99,294)
Total Assets	385,692	40,725	1,579	427,996	(188,479)	239,517
Total Liabilities	305,363	40,870	1,380	347,613	(76,635)	270,978

	Year ended December 31, 2024
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	128,059	25,423	1,361	154,843	(8,621)	146,222
Revenue from sales of services	6,312	11,994	404	18,710	(989)	17,721
Changes in inventories and raw materials and consumables used	(89,941)	(26,569)	(945)	(117,455)	9,535	(107,920)
Employee benefits	(58,314)	(12,902)	(272)	(71,488)	—	(71,488)
Other operating expenses	(45,016)	(9,625)	(363)	(55,004)	915	(54,089)
Amortization and depreciation	(35,282)	(2,589)	(2)	(37,873)	—	(37,873)
Impairment of assets	(26,415)	-	-	(26,415)	—	(26,415)
Other income	372	(347)	-	25	—	25
Operating Profit / (Loss)	(120,225)	(14,615)	183	(134,657)	840	(133,817)
Total Assets	503,360	49,472	1,408	554,240	(201,174)	353,066
Total Liabilities	348,507	43,385	1,022	392,914	(102,426)	290,488

	Year ended December 31, 2023
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	115,071	17,042	1,020	133,133	(3,717)	129,416
Revenue from sales of services	6,787	8,728	693	16,208	(1,855)	14,353
Changes in inventories and raw materials and consumables used	(81,453)	(17,197)	(615)	(99,265)	3,762	(95,503)
Employee benefits	(61,103)	(19,393)	(740)	(81,236)	—	(81,236)
Other operating expenses	(50,717)	(10,318)	(543)	(61,578)	1,790	(59,788)
Amortization and depreciation	(25,478)	(2,755)	(210)	(28,443)	—	(28,443)
Other income/(expense)	14,176	119	(1)	14,294	(34)	14,260
Operating Loss	(82,717)	(23,774)	(396)	(106,887)	(54)	(106,941)
Total Assets	599,950	157,919	375	758,244	(274,703)	483,541
Total Liabilities	301,341	38,024	183	339,548	(5,818)	333,730

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Year ended December 31,
(In thousand Euros)	2025		2024		2023
	Revenue	%	Revenue	%	Revenue	%
Country
Germany	36,177	25%	39,989	24%	9,111	6%
United States	36,038	25%	31,493	19%	22,268	15%
Spain	26,053	18%	24,460	15%	29,590	21%
Italy	2,361	2%	5,562	3%	14,686	10%
Other countries	44,491	31%	62,439	38%	68,114	47%
Total	145,120	100%	163,943	100%	143,769	100%